Note 8 - Goodwill And Other Intangible Assets (Details) - Carrying amount of goodwill In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 01, 2010 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] USD ($)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)
Goodwill [Line Items]
Goodwill	$ 62,750	¥ 5,908,615			¥ 5,908,615		$ 60,249	¥ 5,673,064			¥ 5,673,064	$ 2,501	¥ 235,551	$ 2,501	¥ 235,551	¥ 235,551
Acquisition	1,929	181,618					1,929	181,618
Accumulated impairment losses	(1,277)	(120,282)	(1,277)	(120,282)			(1,277)	(120,282)	(1,277)	(120,282)
Goodwill and Impairment losses	63,402	5,969,951	61,473	5,788,333		2,288,273	60,901	5,734,400	58,972	5,552,782		2,501	235,551	2,501	235,551
Goodwill	$ 64,679	¥ 6,090,233			¥ 5,908,615		$ 62,178	¥ 5,854,682			¥ 5,673,064	$ 2,501	¥ 235,551	$ 2,501	¥ 235,551	¥ 235,551